Commitments - Legal Proceedings (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Loss Contingencies [Line Items]
Litigation settlement	$ 1,100
Certain former and current employees case
Loss Contingencies [Line Items]
Accrued litigation expense		$ 650	$ 450
Litigation settlement	$ 1,100